Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,372,730.51
Previously Paid Amount	0.00
Total Fee Amount	4,470.67
Total Offset Amount	4,470.67
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A